Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 3,260,000
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 2		0.15
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 3		965,000
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 4		0.15
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 5		(40,000)
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 6		0.10
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 7		4,185,000
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 8		0.15
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 9		(350,000)
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 10		0.20
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 11		(1,380,000)
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 12		0.14
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 13		2,455,000
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 14		0.15
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 1	2,455,000
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 2	0.15
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 3	(150,000)
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 4	0.18
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 5	(450,000)
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 6	0.10
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 7	1,200,000
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 8	0.12
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 9	$ 3,055,000
Stock Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 10	0.13